RETIREMENT AND SEVERANCE BENEFITS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 15,903	¥ 11,856
Service cost	7,831	7,129	3,604
Interest cost	21	66	57
Actuarial (gain) loss	7,417	(1,665)
Benefits paid	(6,488)	(1,766)
Foreign currency exchange rate changes	584	283
Benefit obligation at end of year	25,268	15,903	11,856
Change in plan assets:
Fair value of plan assets at beginning of year	5,557
Employer contribution	4,490	5,557
Benefits paid	(3,434)
Foreign currency exchange rate changes	834
Fair value of plan assets at end of year	7,447	5,557
Funded status at end of year	(17,821)	(10,346)
Accumulated benefit obligations	23,411	15,207
Amounts recognized in the consolidated balance sheets
Accrued retirement cost - current	5,301	4,082
Accrued retirement costs-noncurrent	12,520	6,264
Amount recognized	17,821	10,346
Components of net periodic retirement cost
Service cost	7,831	7,129	3,604
Interest cost	21	66	57
Amortization of net gain	(174)
Net periodic retirement cost	7,678	7,195	3,661
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial gain (loss)	(4,886)	1,071	(287)
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial gain (loss)	(4,078)	808
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the next fiscal year	1,594
Weighted-average assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)	0.21%	0.26%
Rate of compensation increase (as a percent)	6.90%	4.86%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)	0.26%	0.70%	0.75%
Rate of compensation increase (as a percent)	4.86%	2.77%	1.50%
Expected future benefit payments, which reflect expected future service
2015	5,301
2016	4,371
2017	4,603
2018	4,358
2019	3,032
2020 through 2024	5,862
Expected contribution to defined benefit pension plan in the next fiscal year	¥ 5,301